Share-Based Compensation - Summary Of Share-Based Compensation Expense (Parenthetical) (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense, after Tax				$ 47.4		$ 55.6		$ 53.5
Share-Based Payment Arrangement, Accelerated Cost		$ 0.0	$ 0.5	7.7	[1]	4.2	[1]	0.0	[1]
Starz Business of Lions Gate Entertainment Corp
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense, after Tax				18.7		19.5		21.3
Share-Based Payment Arrangement, Accelerated Cost	[1]			1.4		0.0		0.0
Starz Business of Lions Gate Entertainment Corp | Discontinued Operations
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Expense, after Tax		$ 0.3	$ 0.3	1.8		$ 3.0		$ 1.9
Share-Based Payment Arrangement, Accelerated Cost				$ 0.4

[1]	Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.